Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of trade and other receivables and allowance for doubtful accounts

	December 31,
Description	2023	2022

Local currency
Credit card companies	498,609	1,109,197
Cargo and travel agencies	282,654	282,438
Travel package financing entities	29,203	135,168
Loyalty program partners	114,932	69,035
Others	40,121	41,973
Total local currency	965,519	1,637,811
Foreign currency
Credit card companies	18,556	15,913
Reimbursement receivable for maintenance reserves	57,528	78,801
Airline partner companies	8,612	39,612
Clearinghouse – agencies and cargo	30,533	26,363
Others	55,894	29,582
Total foreign currency	171,123	190,271
Total	1,136,642	1,828,082
Allowance for expected credit losses	(27,234)	(24,084)
Total net	1,109,408	1,803,998

Schedule of Aging of Accounts Receivables
The breakdown of accounts receivable by maturity, net of allowance for expected losses, is as follows:

	December 31,
Description	2023	2022

Not past due
Up to 30 days	645,669	583,523
31 to 60 days	111,142	177,992
61 to 90 days	45,650	140,758
91 to 180 days	73,458	397,205
181 to 360 days	94,227	344,541
	970,146	1,644,019

Past due
Up to 30 days	69,913	55,941
31 to 60 days	6,043	9,377
61 to 90 days	46,085	3,313
91 to 180 days	15,769	2,441
181 to 360 days	568	11,334
Over 360 days	884	77,573
	139,262	159,979
Total	1,109,408	1,803,998

Schedule of Changes in the Allowance for Doubtful Accounts

	December 31,
Description	2023	2022

Balances at the beginning of the year	(24,084)	(17,817)
Additions	(34,183)	(17,333)
Reversal	29,098	10,750
Write-off of uncollectible amounts	1,935	316
Balances at the end of the year	(27,234)	(24,084)